UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2009

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

July 2009

Dear Shareholders:

When recently asked about anything that keeps me awake at night, I had to respond that it was Everett Dirksen. In referring to government spending, the late Senator from Illinois once said “A billion here, a billion there, and pretty soon you’re talking about real money”.  I’m not entirely sure what we are talking about now, but I do know that in the 40 plus years since Dirksen’s comments, we have substituted the word “trillion” for “billion – and the potential implications of the change are very sobering.

The Congressional Budget Office estimates that the federal budget deficit for 2009 will be just over $1.8 trillion, quadrupling the 2008 deficit.  Projecting further, the CBO estimates that the deficits for 2010 – 2012 will be $1.4 trillion, $970 billion, and $658 billion. At the end of 2012, this would bring the total national debt to more than $11 trillion and represent more than 70% of Gross Domestic Product as compared to approximately 45% currently.  If the projected liabilities for Social Security, Medicare, and Medicaid totaling some $40 trillion are included, our national debt load will look more like Latin American economies of the 20th century than modern, developed economies of the present.

The rapidly growing debt situation is one that must be addressed.  Consider what happens as total debt approaches the level of annual GDP. Interest on the debt under optimistic scenarios would be at least 5-6%, likely exceeding annual economic growth.  This interest would begin to compound and result in exponential growth in debt.  We see two ways that these deficits can be financed. 1) Inflation returns to erode the nominal value of the obligations. 2) Tax rates increase significantly and broadly, beyond the expiration of the Bush tax cuts and impacting all taxpayers – not just the “wealthy”.  A third possibility, reducing expenditures, does not seem likely given the current administration’s propensity to spend.

Given this background, markets appear to be in the early stage of recognizing a looming problem. Long-term interest rates as measured by the 10 year Treasury have risen more than 75% this year from 2.2% to 3.9% anticipating accelerating inflation. The United States’ largest creditor, China, has expressed concern about our inflationary polices. They have indicated a willingness to consider using currencies other than the dollar in world trade and hinted that they would not have to buy U.S. Treasuries as much in the future as an investment for their surpluses. The administration has been “floating trial balloons” about various tax strategies including a possible value-added tax in addition to raising income tax rates and eliminating various deductions.

While we are clearly facing a problem in the long-term, in the near-term markets are focused on prospects for recovery. Short-term interest rates are being anchored by the Federal Reserve near 0% and are not likely to increase substantially for some time. While long rates have risen, there may be some artificial pressure brought to bear to keep them low enough so as to not choke off recovery possibilities. Equity markets have reacted favorably to an easing of the crisis in the banking industry and moved away from the panic mode seen in late 2008 and early 2009.  From early March through the end of June, stocks have advanced by more than 35% and are now higher than year-end levels, but still well below the all time highs.

In this environment we are continuing to invest our fixed income assets in quality corporate issues and Build America bonds (a new class of fixed income investment) with little activity in Treasuries. Our equity portfolios are finding opportunities in individual issues that are based on fundamental valuations rather than overall stock market psychology. We are keeping our eyes wide open for opportunities during the day even though we may be kept awake at night by longer term considerations.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP GROWTH FUND
Inception Date 11/17/03

The annualized returns for the Fund for the period ended June 30, 2009 are as follows:

1 Year	5 Years	Since Inception
-22.28%	-1.34	0.17%

Expense Ratio – 1.30%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -26.21%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core Funds Average) returned

-25.91% during this same time period.  As of June 30, 2009, based on total returns, the Growth Fund (Class Y) ranked in the 20th  percentile compared to the Lipper peer group for the past year and in the 37th  and top 21st  percentiles for the past five and ten years, out of 936, 673 and 379, respectively.

The first half of 2009 was a period of contrasts. From year-end through early March, the market continued the declines of late 2008 dropping by more than 25%. However the market then reversed course to finish the first half with a gain of 3.16%. As the federal government’s massive commitment to address the financial crisis gained traction, some observers began to see signs of “green shoots” that were thought to bode well for recovery. While these signs were not necessarily showing improving conditions, they did indicate a slowing of the rate of decline along with potential for a bottoming of the economy. Most observers feel that unemployment will continue to rise through the end of 2009, but that slow recovery will begin in the second half. The pace and extent of that recovery may be tempered by longer-term structural problems related to federal budget deficits in combination with continued de-leveraging of the US consumer.

The VP Growth Fund lagged the performance of the S&P 500 for the first half as our longer term concerns kept us in a defensive posture. We did not anticipate the strength and suddenness of the rally in the second quarter, and even if we had it would have been difficult to re-position the portfolio for what we believe is a short-term bounce. We have been finding some opportunities based on individual company fundamentals and we are starting to take a more neutral stance on the economy and market. However, we still feel that caution is warranted and that fundamental analysis will be key to success for the foreseeable future.

COUNTRY VP BOND FUND
Inception Date 11/17/03

The annualized total returns for the Fund for the period ending June 30, 2009 are as follows:

1 Year	5 Years	Since Inception
5.92%	4.65%	4.20%

Gross Expense Ratio – 1.11%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

The debt markets are inching back to normal after last year’s credit crisis.  Credit yield spreads have contracted sharply from levels seen earlier in the year.  However, conflicting signals persist. While demand is outstripping supply for new deals, the credit worthiness of the market as a whole continues to slide.  Investors are buying increasing amounts of high yield bonds and lower-rated investment grade bonds, just as the ratings firms dish out record levels of downgrades.  Our feeling is that the credit markets have come too far and are due for a possible correction.

 The Fund’s overweight position in corporate debt has been the main driver for its good relative performance.  Currently, the Fund’s duration is neutral versus its benchmarks.  Over the near term inflation appears under control.  If inflation pressures start to build, our next strategic move could be to lower duration and reduce our corporate bond position.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Lipper Large Cap Core Funds Average consists of Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Distributor of the Country VP Funds is COUNTRY Capital Management Company.

Please refer to the Schedule of Investments in this report for holdings information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.

COUNTRY VP Mutual Funds — Expense Example June 30, 2009 (unaudited)

As a shareholder of the COUNTRY VP Growth Fund or COUNTRY VP Bond Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 1/01/09 – 6/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.   To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/09	Value 6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,025.30	$4.52
Hypothetical(2)	$1,000.00	$1,020.33	$4.51

(1)	Ending account values and expenses paid during period based on a 2.53% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/09	Value 6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,041.00	$3.54
Hypothetical(2)	$1,000.00	$1,021.32	$3.51

(1)	Ending account values and expenses paid during period based on a 4.10% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets June 30, 2009 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*	Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY VP Growth Fund

Average Annual Returns June 30, 2009
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	-22.28%	-1.34%	0.17%
S&P 500 Index(2)	-26.21%	-2.24%	-0.25%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Ten Largest Holdings (excludes short-term investments) June 30, 2009
	Value	Percent of Fund
Exxon Mobil Corporation	$363,532	3.92%
Wal-Mart Stores, Inc.	232,512	2.51%
WellPoint Inc.	229,005	2.47%
CVS Caremark Corporation	226,277	2.44%
The Procter & Gamble Company	224,840	2.42%
Gentex Corporation	212,280	2.29%
Microsoft Corporation	207,988	2.24%
AT&T, Inc	198,720	2.14%
General Electric Company	198,068	2.14%
Intuit Inc.	197,120	2.12%
	$2,290,342	24.69%

COUNTRY VP Bond Fund

Average Annual Returns June 30, 2009
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Bond Fund — (11/17/03)(1)	5.92%	4.65%	4.20%
Barclays Capital Aggregate Bond Index(2)	6.05%	5.01%	4.56%
Merrill Lynch U.S. Domestic Master Bond Index(3)	6.48%	5.21%	4.73%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(3)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

Ten Largest Holdings (excludes short-term investments) June 30, 2009
	Value	Percent of Fund
Government National Mortgage Association, 4.828%, 11/16/2033	$506,497	2.87%
U.S. Treasury Inflation Index Notes, 3.000%, 07/15/2012	502,559	2.85%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	492,468	2.79%
Wachovia Bank Commercial Mortgage Finance Corp., 4.445%, 11/15/2035	431,047	2.44%
U.S. Treasury Bonds, 5.375%, 02/15/2031	401,734	2.28%
JPMorgan Commercial Mortgage Trust, 5.050%, 12/12/2034	284,722	1.61%
Government National Mortgage Association, 5.000%, 07/15/2033	274,668	1.56%
Federal Home Loan Bank, 4.500%, 01/15/2014	268,760	1.52%
JPMorgan Chase & Co., 5.375%, 10/01/2012	261,819	1.48%
Virginia Electric & Power Co., 4.500%, 12/15/2010	256,064	1.40%
	$3,680,338	20.80%

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2009 (unaudited)

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 98.64%

Consumer Discretionary — 10.62%
Abercrombie & Fitch Co. — Class A	3,500	$88,865
Comcast Corporation	5,900	85,491
Darden Restaurants, Inc.	1,100	36,278
Gentex Corporation	18,300	212,280
The Home Depot, Inc.	5,850	138,235
Kohl's Corporation (a)	1,000	42,750
Limited Brands	14,600	174,762
News Corporation — Class A	8,900	81,079
Target Corporation	3,700	146,039
		1,005,779
Consumer Staples — 13.59%
Archer-Daniels-Midland Company	5,500	147,235
CVS Caremark Corporation	7,100	226,277
The Kroger Co.	3,000	66,150
McCormick & Company	3,800	123,614
Philip Morris International, Inc.	3,800	165,756
The Procter & Gamble Company	4,400	224,840
Sysco Corporation	4,500	101,160
Wal-Mart Stores, Inc.	4,800	232,512
		1,287,544
Energy — 12.99%
Apache Corporation	2,200	158,730
Chesapeake Energy Corp.	9,200	182,436
ChevronTexaco Corp.	1,900	125,875
ConocoPhillips	2,100	88,326
Exxon Mobil Corporation	5,200	363,532
Halliburton Company	7,500	155,250
Schlumberger Limited (b)	2,900	156,919
		1,231,068
Financials — 10.06%
ACE Limited (b)	3,400	150,382
AFLAC INCORPORATED	6,000	186,540
American Express Company	3,600	83,664
The Bank of New York Mellon Corporation	4,000	117,240
JPMorgan Chase & Co.	5,400	184,194
State Street Corp.	3,000	141,600
Wells Fargo & Company	3,700	89,762
		953,382
Health Care — 16.29%
Abbott Laboratories	2,400	112,896
Amgen Inc. (a)	3,000	158,820
Baxter International Inc.	1,800	95,328
Covance, Inc. (a)	2,600	127,920
Gilead Sciences, Inc. (a)	2,100	98,364
Hologic, Inc. (a)	8,200	116,686
Johnson & Johnson	3,000	170,400
Medco Health Solutions, Inc. (a)	2,900	132,269
Medtronic, Inc.	5,200	181,428
Pfizer Inc.	8,000	120,000
WellPoint Inc. (a)	4,500	229,005
		1,543,116
Industrials — 11.12%
3M Co.	2,400	144,240
Caterpillar Inc.	2,700	89,208
Emerson Electric Co.	3,500	113,400
FedEx Corp.	2,600	144,612
General Dynamics Corp.	2,100	116,319
General Electric Company	16,900	198,068
Ingersoll-Rand PLC	3,300	68,970
Iron Mountain, Inc. (a)	6,200	178,250
		1,053,067
Information Technology — 16.36%
Cisco Systems, Inc. (a)	6,400	119,296
EMC Corporation (a)	10,800	141,480
Intel Corporation	11,200	185,360
International Business Machines Corporation	1,500	156,630
Intuit Inc. (a)	7,000	197,120
Microsoft Corporation	8,750	207,988
Nokia Corp. — ADR	9,200	134,136
Oracle Corp.	5,600	119,952
QUALCOMM Inc.	2,850	128,820
Western Union Company	9,700	159,080
		1,549,862
Materials — 1.44%
BHP Billiton Limited — ADR	1,300	71,149
Newmont Mining Corporation	1,600	65,392
		136,541
Telecommunication Services — 3.47%
American Tower Corporation — Class A (a)	1,600	50,448
AT&T, Inc.	8,000	198,720
Verizon Communications Inc.	2,600	79,898
		329,066
Utilities — 2.70%
Dominion Resources Inc.	2,700	90,234
Exelon Corp.	900	46,089
FPL Group, Inc.	2,100	119,406
		255,729
TOTAL COMMON STOCKS
(Cost $10,246,047)		9,345,154

	Principal
	Amount
CORPORATE BONDS — 1.21%
Utilities — 1.21%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	115,170
TOTAL CORPORATE BONDS
(Cost $100,854)		115,170

	Shares
SHORT-TERM INVESTMENTS — 0.37%
Money Market Funds — 0.37%
Federated Prime Obligations Fund	34,789	34,789
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,789)		34,789
TOTAL INVESTMENTS — 100.22%
(Cost $10,381,690)		9,495,113
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.22)%		(20,928)
TOTAL NET ASSETS — 100.00%		$9,474,185

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2009 (unaudited)

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 3.58%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$100,000	$100,026
CIT Equipment Collateral
5.050%, 04/20/2014	192,890	194,031
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	71,928
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	72,115	51,878
John Deere Owner Trust
4.890%, 03/16/2015	100,000	98,345
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	103,089
Residential Asset Securities Corporation
4.767%, 10/25/2032	71,205	45,494
TOTAL ASSET BACKED SECURITIES
(Cost $704,480)		664,791

CORPORATE BONDS — 38.27%
Abbott Laboratories
5.600%, 05/15/2011	100,000	106,839
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $99,904) (a)	100,000	100,853
American International Group, Inc.
5.850%, 01/16/2018	200,000	105,810
Apache Corp.
6.900%, 09/15/2018	100,000	114,490
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	105,148
AT&T Inc.
5.500%, 02/01/2018	200,000	199,707
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,284
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	101,763
BHP Billiton Finance
5.125%, 03/29/2012 (d)	100,000	105,039
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	153,486
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	100,000	100,307
Citigroup, Inc.
5.500%, 08/27/2012	100,000	96,903
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	114,390
ConocoPhillips
6.650%, 07/15/2018	100,000	110,186
Credit Suisse New York
5.000%, 05/15/2013	100,000	102,232
Devon Energy Corp.
6.300%, 01/15/2019	75,000	80,146
Duke Energy Carolinas LLC
5.750%, 11/15/2013	100,000	107,518
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	157,695
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	202,639
5.000%, 06/27/2018 (b)	150,000	144,153
Harley-Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (a)	100,000	93,687
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	207,932
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	207,692
IBM Corp.
7.625%, 10/15/2018	100,000	119,528
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	150,048
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	261,819
Kellogg Co.
5.125%, 12/03/2012	150,000	160,345
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	164,516
McKesson Corp.
7.500%, 02/15/2019	100,000	112,615
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	78,662
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	145,995
National Rural Utilities Collective Trust
10.375%, 11/01/2018	50,000	62,691
New Valley Generation IV
4.687%, 01/15/2022	82,085	78,825
Perforadora Centrale
5.240%, 12/15/2018 (d)	63,344	66,428
Pfizer, Inc.
5.350%, 03/15/2015	150,000	161,190
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	49,993
Regions Bank
7.500%, 05/15/2018	50,000	44,064
Rio Tinto Financial
5.875%, 07/15/2013 (d)	75,000	75,470
Simon Property Group LP
5.750%, 12/01/2015	100,000	92,098
Southern California Edison
5.750%, 03/15/2014	100,000	108,489
Stanford University
4.750%, 05/01/2019	100,000	100,775
State Street Corporation
5.375%, 04/30/2017	100,000	96,177
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	205,709
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	103,695
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	209,745
United Technologies Corp.
5.375%, 12/15/2017	150,000	158,855
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	99,311
Vessel Management Services Inc.
4.960%, 11/15/2027	74,000	74,658
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	256,064
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	233,504
6.200%, 04/15/2038	100,000	107,466
Walt Disney Company
4.700%, 12/01/2012	150,000	161,168

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2009 (unaudited)

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
Wells Fargo Company
4.875%, 01/12/2011	$150,000	$154,436
5.625%, 12/11/2017	150,000	147,650
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	35,300
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	100,354
TOTAL CORPORATE BONDS
(Cost $6,924,063)		7,101,542

MORTGAGE BACKED SECURITIES — 29.43%
Bank of America Mortgage Securities
5.250%, 10/25/2020	80,930	75,494
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	45,186	42,235
6.000%, 11/25/2036	100,000	71,649
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	54,184	57,488
4.000%, 11/15/2018	500,000	492,468
5.000%, 11/15/2018	200,000	212,193
5.750%, 12/15/2018	47,585	49,188
5.000%, 10/01/2020	80,358	83,618
5.000%, 10/15/2031	150,000	155,152
Federal National Mortgage Association
3.500%, 09/01/2013	53,466	53,865
5.000%, 02/01/2014	71,587	73,960
5.000%, 05/01/2023	164,334	170,298
5.500%, 09/01/2025	117,934	122,618
5.500%, 02/01/2033	95,825	99,522
5.290%, 11/25/2033	148,845	155,124
5.500%, 12/01/2035	95,451	98,895
5.000%, 06/01/2038	164,940	168,197
6.500%, 02/25/2044	49,388	50,986
6.500%, 05/25/2044	50,447	54,223
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	137,405	135,152
Government National Mortgage Association
4.500%, 05/20/2014	125,634	129,981
5.500%, 10/20/2015	147,647	158,047
4.140%, 03/16/2018	9,125	9,126
4.116%, 03/16/2019	66,721	67,354
4.031%, 01/16/2021	146,373	148,753
3.727%, 03/16/2027	80,209	81,572
6.000%, 12/15/2031	49,302	51,865
6.000%, 02/15/2032	78,561	82,571
7.000%, 07/15/2032	49,968	54,239
5.000%, 07/15/2033	267,683	274,668
4.828%, 11/16/2033	500,000	506,497
6.000%, 10/15/2036	174,654	181,857
JPMorgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	284,722
Mortgage IT Trust
4.250%, 02/25/2035	50,932	38,482
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $27,845) (a)	26,597	22,519
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $47,743) (a)	45,990	38,312
Residential Asset Securitization Trust
4.750%, 02/25/2019	70,591	69,510
5.080%, 11/01/2022	52,162	54,534
5.570%, 03/01/2026	78,733	84,004
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	44,158
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	431,047
5.426%, 07/15/2041 (b)	75,000	67,097
Wells Fargo Mortgage Backed Securities Trust
4.441%, 10/25/2033	72,718	67,417
5.594%, 07/25/2036	132,596	89,553
TOTAL MORTGAGE BACKED SECURITIES
(Cost $5,453,534)		5,460,210

MUNICIPAL BONDS — 1.73%
Metropolitan Transit Authority
New York Revenue Bond
7.336%, 11/15/2039	100,000	118,879
University of Michigan Revenue Bond
6.172%, 04/01/2030	100,000	101,762
University of Washington Revenue Bond
6.060%, 07/01/2039	100,000	101,109
TOTAL MUNICIPAL BONDS
(Cost $300,000)		321,750

U.S. GOVERNMENT AGENCY ISSUES — 1.76% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	55,797	57,423
4.500%, 01/15/2014	250,000	268,760
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $305,621)		326,183

U.S. TREASURY OBLIGATIONS — 7.41%

U.S. Treasury Bonds — 2.17%
5.375%, 02/15/2031	350,000	401,734

U.S. Treasury Inflation Index Bonds — 0.94%
2.375%, 01/15/2025	169,691	174,410

U.S. Treasury Inflation Index Notes — 4.30%
3.000%, 07/15/2012	474,392	502,559
1.875%, 07/15/2013	116,103	119,078
2.000%, 01/15/2014	173,109	177,058
		798,695
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,347,467)		1,374,839

SHORT-TERM INVESTMENTS — 17.17%

Commercial Paper — 9.16%
American Express Company	500,000	499,995
Chevron Corp.	350,000	349,946
General Electric Company	350,000	349,971
Household Finance Corp.	250,000	249,858
Prudential Funding Corp.	250,000	249,633
		1,699,403

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2009 (unaudited)

COUNTRY VP Bond Fund (continued)

	Shares	Value
Money Market Funds — 8.01%
Federated Prime Obligations Fund	791,354	$791,354
Virtus Insight Money Market Fund	695,420	695,420
		1,486,774
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,186,177)		3,186,177
TOTAL INVESTMENTS — 99.35%
(Cost $18,221,342)		18,435,492
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.65%		120,389
TOTAL NET ASSETS — 100.00%		$18,555,881

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2009 these securities represented 1.38% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at June 30, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2009 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$10,381,690	$18,221,342
At value	$9,495,113	$18,435,492
Cash	—	10,512
Receivable for investments sold	61,770	—
Receivable for capital stock sold	—	1,241
Dividends receivable	7,997	—
Interest receivable	2,820	149,730
Prepaid expenses and other assets	1,182	1,938
Total assets	9,568,882	18,598,913

Liabilities:
Payable for investments purchased	69,089	—
Payable for capital stock redeemed	3,008	3,014
Payable to Advisor	2,557	—
Payable to Custodian	95	—
Payable to Directors	989	1,934
Accrued expenses and other liabilities	18,959	38,084
Total liabilities	94,697	43,032
Net Assets	$9,474,185	$18,555,881

Net Assets Consist of:
Paid in capital	11,330,622	18,247,479
Undistributed net investment income	73,391	12,771
Accumulated net realized gain (loss) on investments	(1,043,251)	81,481
Net unrealized appreciation (depreciation) on investments	(886,577)	214,150
Total — representing net assets applicable to outstanding capital stock	$9,474,185	$18,555,881

Net assets	$9,474,185	$18,555,881
Shares outstanding	1,115,136	1,825,009
Net asset value, redemption price and offering price per share	$8.50	$10.17

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended June 30, 2009 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends*	$107,957	$—
Interest	4,673	369,197
Total investment income	112,630	369,197

Expenses:
Investment advisory fees (Note F)	32,699	44,572
Transfer agent fees	2,725	2,996
Professional fees	10,633	30,513
Printing	734	1,046
Custody fees	1,707	2,745
Administration fees	3,144	9,170
Accounting fees	3,378	11,523
Miscellaneous fees	906	1,924
Insurance	1,703	2,528
Trustees' fees	1,937	3,942
Registration fees	533	775
Total expenses	60,099	111,734
Less: Expenses waived (Note F)	(20,860)	(49,334)
Net expenses	39,239	62,400
Net Investment Income	73,391	306,797

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(705,890)	81,724
Net change in unrealized appreciation on investments	859,654	325,116
Net realized and unrealized gain on investments	153,764	406,840
Increase in Net Assets Resulting from Operations	$227,155	$713,637
* Net of foreign taxes withheld of	$1,406	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Six Months		Six Months
	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended
	(unaudited)	12/31/08	(unaudited)	12/31/08
Operations:
Net investment income	$73,391	$143,034	$306,797	$708,171
Net realized gain (loss) on investments	(705,890)	(337,361)	81,724	176,877
Net change in unrealized appreciation (depreciation) on investments	859,654	(3,996,947)	325,116	(319,523)
Net increase (decrease) in net assets resulting from operations	227,155	(4,191,274)	713,637	565,525

Dividends and Distributions to Shareholders (Note B):
Net investment income	—	(143,034)	(294,026)	(715,946)
Net realized gains on investments	—	(115,480)	—	(90,919)
Return of capital	—	(847)	—	(1,707)
Total distributions	—	(259,361)	(294,026)	(808,572)

Capital Stock Transactions — (Net) (Note C)	(29,336)	(31,778)	499,457	1,091,587
Total increase (decrease) in net assets	197,819	(4,482,413)	919,068	848,540

Net Assets:
Beginning of period	9,276,366	13,758,779	17,636,813	16,788,273
End of period *	$9,474,185	$9,276,366	$18,555,881	$17,636,813
* Including undistributed net investment income of	$73,391	$—	$12,771	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
	Six Months
	Ended		Year	Year	Year	Year	Year
	June 30,		Ended	Ended	Ended	Ended	Ended
	2009		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.29		$12.28	$12.23	$11.47	$11.19	$10.61

Income from investment operations
Net investment income(1)	0.07		0.13	0.13	0.17	0.13	0.13
Net realized and unrealized gain (loss)	0.14		(3.89)	0.71	1.06	0.47	0.68
Total from investment operations	0.21		(3.76)	0.84	1.23	0.60	0.81

Less distributions
Dividends from net investment income	—		(0.13)	(0.13)	(0.17)	(0.14)	(0.13)
Distributions from capital gains	—		(0.10)	(0.66)	(0.30)	(0.18)	(0.10)
Total distributions	—		(0.23)	(0.79)	(0.47)	(0.32)	(0.23)
Net asset value, end of period	$8.50		$8.29	$12.28	$12.23	$11.47	$11.19
Total investment return(2)	2.53	%**	(30.93)%	6.88%	10.83%	5.33%	7.60%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$9,474		$9,276	$13,759	$13,418	$12,403	$11,521
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(3)	1.38	%*	1.30%	1.24%	1.32%	1.48%	1.41%
After expense waiver
and reimbursement(3)	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(3)	1.21	%*	0.81%	0.67%	1.02%	0.58%	0.67%
After expense waiver
and reimbursement(3)	1.69	%*	1.21%	1.01%	1.44%	1.16%	1.18%
Portfolio turnover rate	12.21	%**	21.82%	29.33%	26.70%	14.11%	13.18%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Six Months
	Ended		Year	Year	Year	Year	Year
	June 30,		Ended	Ended	Ended	Ended	Ended
	2009		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.93		$10.06	$9.77	$9.84	$10.03	$10.01

Income from investment operations
Net investment income(1)	0.17		0.40	0.41	0.38	0.35	0.29
Net realized and unrealized gain (loss)	0.23		(0.07)	0.29	(0.07)	(0.17)	0.05
Total from investment operations	0.40		0.33	0.70	0.31	0.18	0.34

Less distributions
Dividends from net investment income	(0.16)		(0.41)	(0.41)	(0.38)	(0.37)	(0.31)
Distributions from capital gains	—		(0.05)	—	—	—	(0.01)
Total distributions	(0.16)		(0.46)	(0.41)	(0.38)	(0.37)	(0.32)
Net asset value, end of period	$10.17		$9.93	$10.06	$9.77	$9.84	$10.03
Total investment return(2)	4.10	%**	3.35%	7.23%	3.34%	1.82%	3.46%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$18,556		$17,637	$16,788	$15,710	$15,465	$15,252
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(3)	1.25	%*	1.10%	1.05%	1.23%	1.50%	1.38%
After expense waiver
and reimbursement(3)	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(3)	2.89	%*	3.64%	3.82%	3.28%	2.76%	2.20%
After expense waiver
and reimbursement(3)	3.44	%*	4.04%	4.17%	3.81%	3.56%	2.88%
Portfolio turnover rate	4.78	%**	31.72%	13.59%	11.46%	18.36%	35.22%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2009 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”) and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “COUNTRY VP Funds” or “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires each Fund to classify its securities based on valuation method, using the following three levels:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	VP Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$1,005,779	$—	$—	$1,005,779
Consumer Staples	1,287,544	—	—	1,287,544
Energy	1,231,068	—	—	1,231,068
Financials	953,382	—	—	953,382
Health Care	1,543,116	—	—	1,543,116
Industrials	1,053,067	—	—	1,053,067
Information
Technology	1,549,862	—	—	1,549,862
Materials	136,541	—	—	136,541
Telecommunication
Services	329,066	—	—	329,066
Utilities	255,729	—	—	255,729
Corporate Bonds	—	115,170	—	115,170
Short-Term
Investments	34,789	—	—	34,789
Total Investments
in Securities	$9,379,943	$115,170	$—	$9,495,113

	VP Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$664,791	$—	$664,791
Corporate Bonds	—	7,101,542	—	7,101,542
Mortgage Backed
Securities	—	5,460,210	—	5,460,210
Municipal Bonds	—	321,750	—	321,750
U.S. Government
Agency Issues	326,183	—	—	326,183
U.S. Treasury
Obligations	1,374,839	—	—	1,374,839
Commercial Paper	—	1,699,403	—	1,699,403
Money Market Funds	1,486,774	—	—	1,486,774
Total Investments
in Securities	$3,187,796	$15,247,696	$—	$18,435,492

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2009 (unaudited) (continued)

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2009, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008		June 30, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,410	$41,910	21,932	$232,030	71,119	$713,392	160,436	$1,616,293
Shares issued through
reinvestment of dividends	—	—	2,692	27,092	4,818	48,417	11,991	119,491
Shares redeemed	(9,121)	(71,246)	(26,618)	(290,900)	(26,224)	(262,352)	(65,193)	(644,197)
Net increase (decrease) in capital stock	(3,711)	$(29,336)	(1,994)	$(31,778)	49,713	$499,457	107,234	$1,091,587

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales
VP Growth Fund	$1,269,511	$1,115,973
VP Bond Fund	724,467	1,305,724

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	—	271,312

Note (E) Income Tax Information:  At December 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$11,033,117	$17,633,943
Gross unrealized appreciation	$809,381	$498,356
Gross unrealized depreciation	(2,556,526)	(609,322)
Net unrealized depreciation	$(1,747,145)	$(110,966)
Undistributed ordinary income	$—	$—
Undistributed long-term capital gains	—	—
Total distributable earnings	$—	$—
Other accumulated losses	$(336,447)	$(243)
Total accumulated losses	$(2,083,592)	$(111,209)

For fiscal year 2008, there were differences between cost of investments for financial reporting and cost of investments for Federal income tax due to wash sales.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2009 (unaudited) (continued)

The tax character of distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 were as follows:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
VP Growth Fund
Ordinary income	$—	$158,133
Long-term capital gain	—	100,381
Return of capital	—	847
	$—	$259,361

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
VP Bond Fund
Ordinary income	$294,026	$741,808
Long-term capital gain	—	65,057
Return of capital	—	1,707
	$294,026	$808,572

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2008.

Capital loss carryovers and post-October loss deferrals as of December 31, 2008 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$(183,606)	12/31/2016	$(152,841)
VP Bond Fund	—	—	(243)

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2009.

FASB Interpretation No. 48, “Accounting For Uncertainty in Income Taxes” (“FIN 48”), requires the Funds to analyze all open tax years.  Open tax years are those years that are open for examination by the relevant taxing authority.  As of December 31, 2008, open Federal and state income taxes include the tax years ended December 31, 2005, December 31, 2006, December 31, 2007 and December 31, 2008.  The Funds have no examinations in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operations.  There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ends December 31, 2005, December 31, 2006, December 31, 2007 and December 31, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next six months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund, 0.75% and VP Bond Fund, 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the six months ended June 30, 2009 were $1,707 and $2,745, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended June 30, 2009, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$32,699	$19,153
VP Bond Fund	0.50%	$44,572	$46,589

*  Excludes waiver of custody fees.

At June 30, 2009, 89.7% of the shares outstanding of the VP Growth Fund and 82.2% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the six months ended June 30, 2009 were $2,143 and $3,665, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2009 (unaudited) (continued)

Note (G) Subsequent Events:  In May 2009, the FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Funds adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated subsequent events through the issuance of their financial statements on August 28, 2009.

Note (I) Recent Accounting Pronouncements:  In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification TM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
William H. Olthoff
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Erik Gravelle, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/09)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*     /s/ Philip T. Nelson
Philip T. Nelson, President

Date        8/19/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Philip T. Nelson
Philip T. Nelson, President

Date        8/19/09

By (Signature and Title)*      /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date        8/19/09

* Print the name and title of each signing officer under his or her signature